BORROWINGS - Supplemental Information (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Credit facilities [Line Items]
Net cash flows from financing activities	$ 508	$ (130)	$ 1,329	$ 510
Corporate borrowings
Credit facilities [Line Items]
Beginning balance			2,833
Net cash flows from financing activities			1,152
Transfer to liabilities held for sale			0
Other			(89)
Ending balance	3,896		3,896
Non-recourse borrowing
Credit facilities [Line Items]
Beginning balance			26,869
Net cash flows from financing activities			(166)
Transfer to liabilities held for sale			(80)
Other			(766)
Ending balance	$ 25,857		$ 25,857